Intangible Assets - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
INTANGIBLE ASSETS [Abstract]
Favorable lease terms charter-out	$ (4,655)	$ (4,655)	$ (9,310)	$ (13,976)
Acceleration of favorable lease term	0	0	0	(22,063)
Total	$ (4,655)	$ (4,655)	$ (9,310)	$ (36,039)